Leases (Tables)	12 Months Ended
Jun. 30, 2020
Presentation of leases for lessee [abstract]
Schedule of right-of-use assets
The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal year ended June 30, 2020:

	Office Leases
	Right-of-Use Assets	Lease Obligations
	(U.S. $ in thousands)
As of July 1, 2019	$241,421	$285,973
Additions	14,270	13,213
Disposals	(2,388)	(2,388)
Depreciation expense	(35,127)	—
Interest expense	—	7,702
Payments	—	(38,125)
Effect of change in exchange rates	(493)	(1,807)
As of June 30, 2020	$217,683	$264,568

Lease obligations, current		$34,743
Lease obligations, non-current		229,825
Total lease obligations, as of June 30, 2020		$264,568

Schedule of lease liabilities
The following table sets forth the carrying amounts of our right-of-use assets and lease obligations and the movements during the fiscal year ended June 30, 2020:

	Office Leases
	Right-of-Use Assets	Lease Obligations
	(U.S. $ in thousands)
As of July 1, 2019	$241,421	$285,973
Additions	14,270	13,213
Disposals	(2,388)	(2,388)
Depreciation expense	(35,127)	—
Interest expense	—	7,702
Payments	—	(38,125)
Effect of change in exchange rates	(493)	(1,807)
As of June 30, 2020	$217,683	$264,568

Lease obligations, current		$34,743
Lease obligations, non-current		229,825
Total lease obligations, as of June 30, 2020		$264,568

Schedule of lease obligation maturities
As of June 30, 2019, prior to the adoption of IFRS 16, future minimum payments under operating leases having initial or remaining non-cancelable lease terms in excess of one year were as follows:

Operating Leases
(U.S. $ in thousands)
Fiscal Period:
Year ending 2020	$38,790
Years ending 2021 - 2024	148,021
Thereafter	144,037
Total commitments	$330,848